SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
Share Capital [Abstract]
SHARE CAPITAL

10. SHARE CAPITAL

Authorized: Unlimited number of no par value common shares

		Share Capital Number	Share Capital Amount
			$
Balance - December 31, 2019		39,907,681	194,217
Issued pursuant to vendor		501,148	250
Issued pursuant to "At the Market" (ATM) equity agreement	(c)	4,408,048	2,072
Issued pursuant to agency agreements	(d)	19,014,504	10,497
Equity Offering-broker warrants		0	(1,029)
Common share equivalents converted	(d)	11,500,000	1
Share issue expense		0	(488)
Warrants exercised		7,853,462	8,628
Balance - December 31, 2020		83,184,843	214,148
Derivative warrants exercised		8,000,000	8,000
Derivative warrants exercised - fair value adjustment		0	15,722
January 2021 Equity Offering, net of issuance costs	(a)	7,419,354	7,211
January 2021 Equity Offering-broker warrants			(1,384)
February 2021 Equity Offering, net of issuance costs	(b)	9,585,250	15,165
February 2021 Equity Offering-broker warrants			(1,238)
Equity warrants exercised		1,318,675	2,979
Options exercised		19,568	27
Issued pursuant to ATM equity agreement	(c)	1,600,000	2,709
Issuance of common shares to consultant		75,000	25
Balance - December 31, 2021		111,202,690	263,364

F - 15

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Year ended December 31, 2021, 2020 and 2019
(in thousands of US dollars, except share and per share amounts, unless otherwise stated)

(a)January 2021 Equity Offering

On January 26, 2021, the Company closed an offering of 7,419,354 units of the Company (“January 2021 Units) sold on a “bought deal” basis, at a price of $1.55 per January 2021 Unit for aggregate gross proceeds of $11,500 ($10,231 net of share issuance costs). Each January 2021 Unit consists of one Common Share in the capital of the Company (each a “Common Share”) and one half (1/2) of one Common Share purchase warrant (each whole warrant, a “January 2021 Warrant”). Each January 2021 Warrant is exercisable to acquire one Common Share at an exercise price of $2.00 per share until January 26, 2026. In connection with the January 2021 Offering, the Company issued 518,234 broker warrants, each exercisable at $1.9375 until January 26, 2023 and treated as share issuance costs. January 2021 Warrants and broker warrants associated with this raise qualified as equity classification.

(b)February 2021 Equity Offering

On February 24, 2021, the Company closed an offering of 9,585,250 units of the Company (“February 2021 Units”) at a price of $2.40 per February 2021 Unit for aggregate gross proceeds of $23,005 ($21,093 net of share issuance costs). Each February 2021 Unit consists of one Common share and one half (1/2) of one Common Share purchase warrant (each whole warrant, a “February 2021 Warrant”). Each February 2021 Warrant is exercisable to acquire one Common Share at an exercise price of $3.00 per share until February 24, 2023. In connection with the February 2021 Offering, the Company issued 670,967 broker warrants exercisable at $3.00 until February 24, 2023 and treated as share issuance costs. February 2021 Warrants and broker warrants associated with this raise qualified as equity classification.

(c)Aspire “At the Market” (ATM) Common Share Purchase Agreement

On December 23, 2019, the Company entered into an agreement with Aspire Capital Fund, LLC (“Aspire”). Under the terms of this agreement, Aspire committed to purchase up to $35 million of Common Shares for a maximum of 9,729,777 Common Shares.

During 2021, the Company issued 1,600,000 Common Shares to Aspire for proceeds of $2,709. To date, the Company has issued 6,981,048 Common Shares of Titan for total proceeds of $5.2 million. The balance remaining on Aspire’s commitment is 2,748,729 Common Shares (with a maximum value of $29.8 million), accessible at the Company’s request from time to time, until June 23, 2022, subject to the terms and conditions of the agreement.

During 2020, the Company issued 4,408,048 Common Shares to Aspire for proceeds of $2,072.

(d)Agency Agreement

During 2020, the Company completed 3 separate offerings of securities pursuant to an agency agreement with H.C. Wainwright (“Wainwright”) which are summarized below:

	Share Capital Number	Share Capital Amount	Common Share Equivalents	Common Share Purchase Warrants	Conversion price of the Warrants
		$			$
June, 2020 Offering	6,500,000	18,000	11,500,000	9,000,000	1.00
Allocation to warrant derivative liability		(9,709)
May, 2020 Offering	5,514,504	2,000		2,757,252	0.30
Allocation to warrant derivative liability		(508)
March, 2020 Offering	7,000,000	1,190		3,500,000	0.19
Allocation to warrant derivative liability		(476)
	19,014,504	10,497	11,500,000	15,257,252
Conversion price of Common Share Equivalents	$0.0001

F - 16

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Year ended December 31, 2021, 2020 and 2019
(in thousands of US dollars, except share and per share amounts, unless otherwise stated)